Commitment and Contingencies (Details Narrative)							1 Months Ended							3 Months Ended		5 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended		15 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 23, 2025 shares	Oct. 22, 2025 USD ($) shares	Mar. 27, 2025 USD ($)	Aug. 31, 2024 USD ($) shares	Dec. 31, 2020 USD ($)	Feb. 28, 2026 shares	Oct. 31, 2025 USD ($)	Aug. 31, 2025 shares	Sep. 30, 2024 shares	Jun. 30, 2024 shares	Apr. 30, 2024 shares	Jan. 31, 2024 USD ($)	Jun. 30, 2026 USD ($) shares		May 31, 2026 USD ($)	Jun. 30, 2026 USD ($) shares		Dec. 31, 2026 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)	Jun. 30, 2027 USD ($)
Legal fees						$ 10,000.0
Accounts payable	$ 5,012,000													$ 5,173,000			$ 5,173,000			$ 5,012,000	$ 6,537,000
Issuance of common stock value														38,000			39,000			707,000
Monthly instalments													$ 78,500
Face value																					5,000.0
Payments for legal settlements	41,300
Obligation outstanding in accounts payable																					3,000
Obligation under arrangement														200,000			200,000				141,000
Outstanding obligations	1,048,000																			1,048,000	1,000,000
Escrow account	7,500													7,500			7,500			7,500
Outstanding payable																	1,542,000
Gain on extinguishment of vendor payable																	498,000
Fusemachines Inc [Member]
Accounts payable	$ 98,000													48,000			48,000			$ 98,000
Issuance of common stock upon cashless exercise of stock option, shares | shares			7,967,237																	45,000
Issuance of shares | shares																				29,610
Convertible ratio	0.6580																			0.6580
Issuance of common stock value																	50,000			$ 110,000
Obligation outstanding in accounts payable	$ 98,000																			98,000
Dentons USLLP [Member]
Legal fees																				1,307,653
Accounts payable														75,000			75,000
Monthly instalments								$ 600,000								$ 25,000	700,000			700,000
Outstanding obligation	650,000													450,000			450,000			650,000
Obligation under arrangement	650,000																			650,000
Accrued expenses														$ 100,000			$ 100,000
Dentons USLLP [Member] | Previously Reported [Member]
Legal fees																				$ 1,307,000
Dentons USLLP [Member] | Subsequent Event [Member]
Monthly instalments																$ 25,000			$ 75,000
Common Stock [Member]
Issuance of common stock upon cashless exercise of stock option, shares | shares		588,235	408,639				974		666,662	7,500	7,500	7,500		19,741	[1],[2]		21,456	[1],[2]		745,896
Issuance shares of common stock conversion feature | shares																				5,950,673
Issuance of common stock value															[1],[2]
Face value			$ 3,978,000
Common Stock [Member] | Fusemachines Inc [Member]
Face value			$ 2,193,000
Second Agreement [Member]
Accounts payable					$ 408,900
Payment to the vendor					208,900
Cash payable to the vendor					$ 408,900
Asset Retirement Obligation	478,600																			478,600	478,600
Settlement obligation	408,900																			408,900	408,900
Gain (Loss) on Extinguishment of Debt																				69,700	69,700
Accounts payable																					$ 408,900
Second Agreement [Member] | Common Stock [Member]
Issuance of common stock upon cashless exercise of stock option, shares | shares					45,000
Issuance shares of common stock conversion feature | shares					45,000
Payment Plan Agreement [Member]
Settlement amount	476,000																			476,000
Payment Plan Agreement [Member] | Donnelley Financial LLC [Member]
Outstanding obligation	1,032,000													1,032,000			1,032,000			1,032,000
Discount of due balance	555,000													555,000			555,000			555,000
Face value	125,000																			125,000
Subscription costs																				45,000
Unpaid settlement																				397,000
Non current liabilities	$ 143,000																			$ 143,000
Installment defaulted														52,000			52,000
Outstanding obligations														370,000			370,000
Installment defaulted														52,000			52,000
Installment not yet due														318,000			318,000
Payment Plan Agreement [Member] | Donnelley Financial LLC [Member] | Subsequent Event [Member]
Monthly instalments																						$ 26,000
Work Labor and Services Agreement [Member]
Agreed to pay				$ 76,300
Settlement Agreement [Member]
Settlement obligation														120,000			120,000
Outstanding obligation														818,000			818,000
Agreed to pay														32,900
Gain on litigation settlement														$ 8,500
Agreed to pay																	320,000
Former Service Provider Obligation [Member]
Outstanding payable																	$ 1,617,000

[1]	In connection with the consummation of the business combination, the Company adopted a new capital structure and amended the par value of its common stock from $0.00001 per share to $0.0001 per share. Accordingly, the historical equity presentation has been adjusted to reflect the revised par value of the Company’s common stock. The change resulted in a reclassification of amounts within stockholders’ deficit from additional paid-in capital to common stock to reflect the increased par value per share. This reclassification had no impact on total stockholders’ deficit.
[2]	The number of shares of convertible preferred stock, common stock and treasury stock issued and outstanding prior to the Merger have been retroactively adjusted by the Exchange Ratio to give effect to the reverse recapitalization treatment of the Merger.